Inventories (Detail) - Inventories - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Materials and supplies	$ 60,490	$ 52,230
Work-in-progress	21,100	20,592
Finished goods - concentrates	16,415	14,365
Total inventories	98,005	87,187
Less: non-current portion of ore in stockpiles	(14,926)	(14,926)
Inventory recorded as a current asset	$ 83,079	$ 72,261